SEGMENT FINANCIAL DATA Reconciliation of Operating Profit Loss From Segments to Consolidated (Details) - USD ($)		12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segment profit		$ 8,127,000,000	$ 7,667,000,000	$ 7,563,000,000
Interest and other financial charges		(1,344,000,000)	(1,048,000,000)	(749,000,000)
Interest income		369,000,000	430,000,000	321,000,000
Amortization of acquisition-related intangibles		(570,000,000)	(411,000,000)	(290,000,000)
Impairment of goodwill	$ 0	(724,000,000)	0	0
Impairment of assets held for sale		(270,000,000)	(219,000,000)	0
Stock compensation expense		(196,000,000)	(189,000,000)	(197,000,000)
Pension mark-to-market expense		(163,000,000)	(126,000,000)	(153,000,000)
Repositioning and other charges		167,000,000	(239,000,000)	(844,000,000)
Other expense		(479,000,000)	(223,000,000)	(21,000,000)
Income from continuing operations before taxes		5,476,000,000	6,244,000,000	6,191,000,000
Pension ongoing income—non-service
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Pension ongoing income and other postretirement income		544,000,000	591,000,000	532,000,000
Other postretirement income—non-service
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Pension ongoing income and other postretirement income		15,000,000	11,000,000	29,000,000
Corporate and All Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment of goodwill		0
Repositioning and other charges		$ 290,000,000	$ (139,000,000)	$ (617,000,000)